DREYFUS GROWTH AND VALUE FUNDS, INC.
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

April 2, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Dreyfus Growth and Value Funds, Inc. (the "Fund") Registration File Nos. 33-51061; 811-7123

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses for Dreyfus Premier Select Growth Fund and Dreyfus Premier Select Midcap Growth Fund, each a series of the above referenced Fund and the combined Statement of Additional Information for the Fund does not differ from that contained in the most recent amendment to the Fund's Registration Statement, electronically filed with the Securities and Exchange Commission on March 28, 2003 pursuant to Rule 485(b).

DREYFUS GROWTH AND VALUE FUNDS, INC.

By:	/s/ Michael A. Rosenberg Michael A. Rosenberg Secretary